Comprehensive income	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Comprehensive income [Text Block]

14. Comprehensive income

The components of other comprehensive income are as follows:

	Three	Three	Nine	Nine
	months	months	months	months
	ended	ended	ended	ended
	Sept	Sept	Sept	Sept
	30,	30,	30,	30,
	2013	2012	2013	2012

Unrealized gain (loss) on available for sale securities before tax	$30	$218	$(520)	$(566)

Deferred tax (provision) benefit	(10)	(76)	184	198

Unrealized gain (loss) on available for sale securities, net of tax	20	142	(336)	(368)

Reclassification of loss on securities included in net income (loss)	-	-	1,376	46
Related deferred tax effect	-	-	(482)	(16)

	$20	$142	$558	$(338)

13. Comprehensive income

The components of other comprehensive income for the years ended December 31, are as follows:

		2012	2011

Unrealized gain (loss) on available for sale securities before tax	$	(1,212)	$243

Deferred tax effect		423	(83)

Unrealized gain (loss) on available for sale securities, net of tax		(789)	160

Reclassification of net loss on sale included in net income		141	-

Related deferred tax effect		(50)	-

Unrealized gain (loss) on available for sale securities, net of tax	$	(698)	$160